Stockholders' Equity Disclosure	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes
Stockholders' Equity Disclosure	Note 10 - Reverse Stock Split

In September 2019, Bergio International, Inc. filed a Certificate of Amendment to the Certificate of Incorporation to effectuate a 1-for-10,000 reverse stock split of the Company’s common stock. All share and per share data has been adjusted to reflect such stock split.

Note 9. Stockholders’ Equity

The Company is authorized to issue 6,000,000,000 shares of common stock, par value $0.00001 per share and 51 shares of preferred stock, par value $0.00001 per share. At December 31, 2019 and December 31, 2018, there were 19,289,141 and 539,141 common shares issued and outstanding, respectively. On April 3, 2014, the Company filed a Certificate of Amendment of Certificate of Incorporation with the Secretary of State of the State of Delaware to reduce the par value of all shares of common stock and preferred stock from $0.001 to $0.00001 per share.  On February 26, 2014, the Company filed a Certificate of Amendment to the Certificate of Incorporation with the Secretary of State of the State of Delaware to increase the number of authorized shares of capital stock of the Company to 6,000,000,000 shares. Effective on October 14, 2014, the Company filed a Certificate of Amendment to the Certificate of Incorporation to effectuate a 1-for-1,000 reverse stock split of the Company’s common stock. In September 2019, Bergio International, Inc. filed a Certificate of Amendment to the Certificate of Incorporation to effectuate a 1-for-10,000 reverse stock splitof the Company’s common stock. All share and per share data has been adjusted to reflect such stock split.

All share and per share data has been adjusted to reflect such stock splits and change in par value. Effective September 1, 2011, the Company authorized and issued 51 shares of Series A Preferred Stock, par value $0.001 to its CEO. In April 2014, the Company changed its par value on its preferred stock from $0.001 to $0.00001. The Series A Preferred Stock pays no dividends and has no conversion rights. Each share of Series A Preferred Stock has voting rights such that the holder of 51 shares of Series A Preferred Stock will effectively maintain majority voting control of the Company.

For the year ended December 31, 2019, the Company issued the following shares of common stock:

1)On October 19, 2019, we issued 17,000,000 shares of common stock valued at $2,890,000 to Berge Abajian, the Company’s President and CEO, for conversion of deferred compensation.

2)On November 27, 2019, we issued 1,750,000 shares of common stock valued at $15,318 to Illiad for conversion of its convertible debt and accrued interest.

For the year ended December 31, 2018, the Company issued the following shares of common stock:

1)On February 8, 2018, we issued 23,000 shares of common stock valued at $15,640 to Illiad Capital for conversion of its convertible debt and accrued interest.

2)On May 9, 2018, we issued 55,556 shares of common stock valued at $5,000 to KBM Financial for conversion of its convertible debt and accrued interest.

3)On October 4, 2018, we issued 24,200 shares of common stock valued at $14,520 to KBM Financial for payment of accrued interest.

4)On October 8, 2018, we issued 5,514 shares of common stock valued at $4,963 to KBM Financial for payment of accrued interest.

5)On October 8, 2018, we issued 18,667 shares of common stock valued at $16,800 to VisVires, subsequently assigned to 111 Recovery Group, for payment of accrued interest.